UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2016 to July 31, 2016

Item 1:        Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

July 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (71.9%)
$500	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.517	$499,255
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	400,162
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.674	400,287
600	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/08/18	0.528	599,159
900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	901,491
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.682	200,262
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.697	500,657
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	500,976
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.581	399,628
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.678	199,912
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.598	299,746
1,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	0.657	1,000,116
700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.663	700,104
100	Federal Farm Credit Banks	(AA+, Aaa)	12/14/20	1.540	100,201
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/05/16	0.330	499,982
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/12/16	0.305	499,953
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.635	500,296
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.664	500,355
500	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.558	499,869
700	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.545	699,672
500	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.601	500,366
400	Federal Home Loan Banks	(AA+, Aaa)	09/21/18	1.875	400,867
500	Federal Home Loan Banks(2)	(AA+, Aaa)	03/07/19	0.750	500,191
1,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	0.771	1,000,385
200	Federal Home Loan Banks	(AA+, Aaa)	07/13/21	1.480	199,318
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	04/27/17	0.531	400,059
500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.631	500,503
300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/26/18	1.100	300,118
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.681	400,638
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	600,011
350	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	350,193
450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	450,007
700	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/01/19	0.750	701,090
500	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	12/23/16	0.400	499,318
1,000	Federal National Mortgage Association(1)	(AA+, Aaa)	12/20/17	0.597	1,000,788
700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.635	700,705
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	600,530
700	Federal National Mortgage Association(2)	(AA+, Aaa)	02/01/19	0.750	701,090
500	Federal National Mortgage Association	(AA+, Aaa)	02/01/19	2.000	500,000
300	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	300,033
300	Federal National Mortgage Association	(AA+, Aaa)	03/21/19	2.125	300,669
900	Federal National Mortgage Association	(AA+, Aaa)	03/22/19	2.000	902,005
1,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	01/17/17	0.410	998,028
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $22,709,533)					22,708,995

UNITED STATES TREASURY OBLIGATIONS (16.8%)
500	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	10/31/16	0.373	500,079
600	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	01/31/17	0.404	600,215
1,400	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	10/31/17	0.488	1,401,777
800	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	01/31/18	0.592	801,978
500	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	04/30/18	0.510	500,682
1,000	United States Treasury Notes	(AA+, Aaa)	08/31/16	0.500	1,000,189
500	United States Treasury Notes(3)	(AA+, Aaa)	11/15/16	0.625	500,460
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,299,759)					5,305,380

SHORT-TERM INVESTMENT (5.9%)
1,873	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,872,857)		08/01/16	0.010	1,872,857

TOTAL INVESTMENTS AT VALUE (94.6%) (Cost $29,882,149)					29,887,232

OTHER ASSETS IN EXCESS OF LIABILITIES (5.4%)					1,697,325

NET ASSETS (100.0%)					$31,584,557

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is the rate as of July 31, 2016.
(2)	Step Bond — The interest rate shown is as of July 31, 2016 and will reset at a future date.
(3)	At July 31, 2016, $1,000,539 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(4)	At July 31, 2016, $1,433,034 in the value of these securities has been pledged as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Sep 2016	21	$873,600	$(91,182)
	USD	Oct 2016	9	391,770	(36,592)
	USD	Nov 2016	8	351,840	1,875
	USD	Dec 2016	20	891,400	25,077
	USD	Jun 2017	63	2,930,130	(356,314)
					$(457,136)
Livestock
	USD	Oct 2016	29	684,980	$(105,472)
	USD	Oct 2016	6	413,175	(1,460)
					$(106,932)
Contracts to Sell
Energy
	USD	Nov 2016	(63)	(2,761,920)	$345,760
Net unrealized appreciation (depreciation)					$(218,308)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$5,711,918	08/23/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(156,754)
USD	7,000,000	08/05/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	63,879
USD	9,090,733	08/23/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(249,359)
USD	6,904,677	08/23/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(189,456)
USD	9,283,900	08/05/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	76,405
						$(455,285)

(1)   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$22,708,995	$—	$22,708,995
United States Treasury Obligations	—	5,305,380	—	5,305,380
Short-term Investment	—	1,872,857	—	1,872,857
	$—	$29,887,232	$—	$29,887,232
Other Financial Instruments*
Futures Contracts	$372,712	$—	$—	$372,712
Swap Contracts	—	140,284	—	140,284

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$591,020	$—	$—	$591,020
Swap Contracts	—	595,569	—	595,569

*              Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (2.3%)
$38,222	BNP Paribas, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(A, A1)	03/27/17	0.419	$52,985,362
18,100	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.342	22,441,966
13,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.342	16,871,764
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $69,322,000)					92,299,092

UNITED STATES AGENCY OBLIGATIONS (75.1%)
50,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.517	49,925,450
48,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	48,019,440
49,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.674	49,035,182
50,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/08/18	0.528	49,929,950
78,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	78,329,577
32,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.682	32,141,987
63,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.697	63,483,371
59,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	59,115,168
68,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.581	67,936,828
37,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.678	37,783,330
33,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.598	32,972,049
134,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	0.657	134,515,602
90,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.663	90,713,514
71,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/12/19	0.648	70,826,547
14,400	Federal Farm Credit Banks	(AA+, Aaa)	12/14/20	1.540	14,428,944
46,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	0.818	46,108,468
23,300	Federal Farm Credit Banks	(AA+, Aaa)	02/17/21	1.580	23,322,182
68,200	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/05/16	0.331	68,197,492
70,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/12/16	0.305	69,993,476
20,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/15/16	0.300	19,997,667
25,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	09/01/16	0.330	24,992,896
63,000	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.635	63,037,233
59,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.664	59,842,458
50,000	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.558	49,986,900
81,900	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.545	81,861,589
45,000	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.601	45,032,895
40,000	Federal Home Loan Banks	(AA+, Aaa)	09/21/18	1.875	40,086,680
64,300	Federal Home Loan Banks(4)	(AA+, Aaa)	03/07/19	0.750	64,324,498
83,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	0.771	83,031,955
15,890	Federal Home Loan Banks	(AA+, Aaa)	07/13/21	1.480	15,835,847
35,600	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/13/17	0.483	35,607,654
41,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	04/27/17	0.531	41,506,142
69,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.631	69,569,847
46,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/26/18	1.100	46,018,124
50,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.681	50,079,750
72,400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	72,401,376
28,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	28,010,052
52,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	52,929,148
69,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	69,201,107
50,000	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	02/01/19	0.750	50,077,850
88,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	12/23/16	0.400	87,879,968
125,000	Federal National Mortgage Association(1)	(AA+, Aaa)	12/20/17	0.597	125,098,500
84,000	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.635	84,084,588
88,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	88,678,234
50,000	Federal National Mortgage Association(4)	(AA+, Aaa)	02/01/19	0.750	50,077,850
50,000	Federal National Mortgage Association	(AA+, Aaa)	02/01/19	2.000	50,000,000
43,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	43,004,773
60,000	Federal National Mortgage Association	(AA+, Aaa)	03/21/19	2.125	60,133,800
123,500	Federal National Mortgage Association	(AA+, Aaa)	03/22/19	2.000	123,775,158
24,500	Federal National Mortgage Association	(AA+, Aaa)	04/28/21	1.650	24,518,669
100,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	01/17/17	0.410	99,802,800
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,987,362,851)					2,987,264,565

UNITED STATES TREASURY OBLIGATIONS (15.1%)
32,200	United States Treasury Bill	(AA+, Aaa)	10/27/16	0.291	32,180,712
110,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	10/31/17	0.488	110,139,590
139,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	01/31/18	0.592	139,343,747

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$212,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	04/30/18	0.510	$212,289,380
15,500	United States Treasury Notes	(AA+, Aaa)	10/31/16	1.000	15,528,133
15,000	United States Treasury Notes	(AA+, Aaa)	11/15/16	0.625	15,013,800
35,000	United States Treasury Notes	(AA+, Aaa)	01/15/17	0.750	35,054,810
28,500	United States Treasury Notes	(AA+, Aaa)	01/31/17	0.500	28,513,281
10,000	United States Treasury Notes	(AA+, Aaa)	02/15/17	0.625	10,010,960
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $597,233,286)					598,074,413

SHORT-TERM INVESTMENTS (3.8%)

Par (000)		Maturity	Rate%

$151,380	State Street Bank and Trust Co. Euro Time Deposit (Cost $151,379,697)	08/01/16	0.010	151,379,697

TOTAL INVESTMENTS AT VALUE (96.3%) (Cost $3,805,297,834)				3,829,017,767

OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)				149,150,584

NET ASSETS (100.0%)				$3,978,168,351

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is the rate as of July 31, 2016.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to a value of $92,299,092 or 2.3% of net assets.

(4)	Step Bond — The interest rate shown is as of July 31, 2016 and will reset at a future date.
(5)	At July 31, 2016, $30,068,170 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(6)	At July 31, 2016, $94,219,888 in the value of these securities has been pledged as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Jun 2017	945	$43,951,950	$(5,358,818)
Contracts to Sell
Energy
	USD	Dec 2016	(945)	(41,428,800)	$5,195,326
Net unrealized appreciation (depreciation)					$(163,492)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$378,265,621	08/23/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(2,612,229)
USD	90,554,618	08/23/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(718,010)
USD	58,851,229	08/23/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(466,246)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$70,287,231	08/23/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(556,072)
USD	28,295,505	08/23/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(224,418)
USD	160,107,051	08/23/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,170,926)
USD	58,015,482	08/23/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(460,158)
USD	147,313,755	08/23/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,077,471)
USD	25,000,000	08/23/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	346,839
USD	163,676,791	08/23/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,297,439)
USD	164,832,947	08/23/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,204,404)
USD	161,666,144	08/23/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,281,501)
USD	154,325,867	08/23/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,128,646)
USD	30,000,000	08/23/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	338,765
USD	127,869,902	08/23/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,014,164)
USD	231,386,480	08/23/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,691,713)
USD	20,000,000	08/23/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	77,119
USD	248,852,175	08/23/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,819,408)
USD	527,044,365	08/23/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(4,050,460)
USD	192,122,752	08/23/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,523,767)
USD	75,719,233	08/23/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(553,764)
USD	30,000,000	08/23/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	0
USD	59,894,579	08/23/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(475,037)
USD	144,492,156	08/23/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,056,728)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$174,504,312	08/23/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(1,532,886)
USD	183,096,555	08/23/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,452,178)
USD	32,488,534	08/23/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(237,601)
USD	20,000,000	08/23/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	133,407
USD	19,825,887	08/23/16	Wells Fargo	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(144,516)
						$(26,853,612)

(1)             The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$92,299,092	$—	$92,299,092
United States Agency Obligations	—	2,987,264,565	—	2,987,264,565
United States Treasury Obligations	—	598,074,413	—	598,074,413
Short-term Investment	—	151,379,697	—	151,379,697
	$—	$3,829,017,767	$—	$3,829,017,767
Other Financial Instruments*
Futures Contracts	$5,195,326	$—	$—	$5,195,326
Swap Contracts	—	896,130	—	896,130

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$5,358,818	$—	$—	$5,358,818
Swap Contracts	—	27,749,742	—	27,749,742

*              Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2016

/s/Kenneth J. Lohsen
Name:	Kenneth J. Lohsen
Title:	Chief Financial Officer
Date:	September 21, 2016